Earning per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share [Abstract]
Net income	$ 203,481	$ 501
Weighted average common shares outstanding, basic	111,297,374	116,583,497
Basic earnings per share	$ 1.83	$ 0.00
Dilutive effect of non vested shares	400,424	171,945
Weighted average common shares outstanding, diluted	111,697,798	116,755,442
Diluted earnings per share	$ 1.82	$ 0.00